Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 40.4	$ 46.3	$ 45.0
Increases:
Current year tax positions	1.1	0.7	3.3
Prior year tax positions	0.5	1.2	0.2
Acquired businesses	0.0	0.0	3.3
Decreases:
Prior year tax positions	0.0	0.9	0.9
Settlement with tax authorities	3.0	1.1	2.5
Expiration of statute of limitations periods	6.7	5.8	2.1
Balance at April 30,	$ 32.3	$ 40.4	$ 46.3